Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of April 2013

Collection Period Start	1-Apr-13	Distribution Date	15-May-13
Collection Period End	30-Apr-13	30/360 Days	30
Beg. of Interest Period	15-Apr-13	Actual/360 Days	30
End of Interest Period	15-May-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	486,457,028.19	434,257,216.74	0.4119240
Total Securities		1,054,216,867.47	486,457,028.19	434,257,216.74	0.4119240
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.381200%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.040000%	339,000,000.00	249,240,160.72	197,040,349.27	0.5812400
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	52,199,811.45	216,008.14	153.9817447	0.6371922
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,199,811.45	275,941.47

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,522,951.52
Monthly Interest				2,633,521.53
Total Monthly Payments				9,156,473.05

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				218,658.72
Aggregate Sales Proceeds Advance				17,921,203.77
Total Advances				18,139,862.49

Vehicle Disposition Proceeds:
Reallocation Payments				29,440,500.00
Repurchase Payments				1,282,832.17
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,574,156.39
Excess Wear and Tear and Excess Mileage				239,632.27
Remaining Payoffs				0.00
Net Insurance Proceeds				434,006.10
Residual Value Surplus				793,963.74
Total Collections				72,061,426.21

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	23,043,836.00			1,519
Involuntary Repossession	173,575.00			12
Voluntary Repossession	48,291.00			3
Full Termination	6,123,194.00			395
Bankruptcy	51,604.00			3
Insurance Payoff		430,542.91		23
Customer Payoff			175,948.07	10
Grounding Dealer Payoff			7,738,437.59	392
Dealer Purchase			3,451,021.73	171
Total	29,440,500.00	430,542.91	11,365,407.39	2,528

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of April 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	26,668	536,833,200.41	7.00000%	486,457,028.19
Total Depreciation Received		(7,035,139.92)		(6,409,241.95)
Principal Amount of Gross Losses	(38)	(720,949.56)		(654,274.60)
Repurchase / Reallocation	(76)	(1,366,558.13)		(1,282,832.17)
Early Terminations	(1,427)	(25,817,984.62)		(23,087,932.85)
Scheduled Terminations	(1,195)	(22,542,630.31)		(20,765,529.88)
Pool Balance - End of Period	23,932	479,349,937.87		434,257,216.74

Remaining Pool Balance
Lease Payment				68,172,862.84
Residual Value				366,084,353.90
Total				434,257,216.74

III. DISTRIBUTIONS

Total Collections					72,061,426.21
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					72,061,426.21

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					323,146.42
3. Reimbursement of Sales Proceeds Advance					14,534,523.12
4. Servicing Fee:
Servicing Fee Due					405,380.86
Servicing Fee Paid					405,380.86
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,263,050.40

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					216,008.14

Class A-3 Notes Monthly Interest Paid					216,008.14
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of April 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	275,941.47
Total Note and Certificate Monthly Interest Paid	275,941.47
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	56,522,434.34

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,199,811.45

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	52,199,811.45
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,322,622.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of April 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,322,622.89
Gross Reserve Account Balance		20,135,875.90
Remaining Available Collections Released to Seller		4,322,622.89
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.89
Monthly Prepayment Speed		101%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	738,328.80
Securitization Value of Defaulted Receivables and Casualty Receivables	654,274.60	38
Aggregate Defaulted and Casualty Gain (Loss)	84,054.20
Pool Balance at Beginning of Collection Period	486,457,028.19
Net Loss Ratio	0.0173%

Cumulative Net Losses for all Periods	-0.0029%	(30,878.65)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,216,664.02	129
61-90 Days Delinquent	558,095.99	27
91-120+ Days Delinquent	102,313.08	5
Total Delinquent Receivables:	2,877,073.09	161
60+ Days Delinquencies as Percentage of Receivables	0.14%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	29,167,030.00	1,873
Securitization Value	30,187,112.76
Aggregate Residual Gain (Loss)	(1,020,082.76)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	160,648,182.13	9,758
Cumulative Securitization Value	165,423,608.27
Cumulative Residual Gain (Loss)	(4,775,426.14)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		18,196,429.90
Reimbursement of Outstanding Advance		14,534,523.12
Additional Advances for current period		17,921,203.77
Ending Balance of Residual Advance		21,583,110.55

Beginning Balance of Payment Advance		610,691.59
Reimbursement of Outstanding Payment Advance		323,146.42
Additional Payment Advances for current period		218,658.72
Ending Balance of Payment Advance		506,203.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of April 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No